Aggregate Minimum Lease Commitments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Leases, Operating [Abstract]
2016	$ 8,889
2017	5,087
2018	3,404
2019	1,074
2020	100
Operating leases, total	$ 18,554